Investments in affiliated companies (Tables)	12 Months Ended
Mar. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Summarized Combined Financial Information Provided by Equity Investees
The summarized combined financial information that is based on information provided by the equity investees including information for significant equity affiliates and the reconciliation of such information to the consolidated financial statements is shown below:
Balance Sheets

	Yen in millions
	March 31
	2020	2021
Current assets	389,195	435,910
Noncurrent assets	164,852	172,795
Current liabilities	194,219	208,306
Noncurrent liabilities and noncontrolling interests	60,469	61,232
Percentage of ownership in equity investees	20%-50%	20%-50%
Statements of Income

	Yen in millions
	Fiscal year ended March 31
	2019	2020	2021
Net revenues	390,457	387,678	414,934
Operating income	53,920	58,431	78,096
Net income attributable to controlling interests	5,539	34,916	46,914
Percentage of ownership in equity investees	20%-50%	20%-50%	20%-50%

Account Balances and Transactions with Affiliated Companies Accounted for under Equity Method
Account balances and transactions with affiliated companies accounted for under the equity method are presented below. There are no other material transactions or account balances with any other related parties.

	Yen in millions
	March 31
	2020	2021
Accounts receivable, trade	12,030	5,814
Other receivables	1,589	3,014
Other current assets	9,757	16,097
Accounts payable, trade	1,497	1,409
Short-term borrowings	31,557	21,367
Finance lease liabilities and other	34,564	48,018
Operating lease liabilities	2,393	2,730

	Yen in millions
	Fiscal year ended March 31
	2019	2020	2021
Sales	41,437	35,951	32,372
Purchases	5,584	3,479	3,058